Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Fair Value on a Recurring Basis by Level within the Fair Value Hierarchy (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Assets:
Marketable Securities	$ 2,175,000	$ 250,000
Investment under the fair value option	2,454,000
Total assets	3,302,000	250,000
Liabilities:
Total liabilities	124,387,000	24,521,000	165,619,000
Fair Value Option [Member]
Assets:
Investment under the fair value option	1,127,000
Level 3 [Member]
Liabilities:
Total liabilities		24,521,000	165,619,000
February 2026 Warrants [Member]
Liabilities:
Total liabilities	124,387,000
February 2026 Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities	124,387,000
September 2025 Private Placement Warrant [Member]
Liabilities:
Total liabilities		24,521,000
Embedded Derivative Liability [Member]
Liabilities:
Total liabilities			848,000
Embedded Derivative Liability [Member] | Level 3 [Member]
Liabilities:
Total liabilities			848,000
June 2024 Warrants [Member]
Liabilities:
Total liabilities			5,334,000
November 2024 Warrant [Member]
Liabilities:
Total liabilities			12,468,000
Pre-Funded Warrants [Member]
Liabilities:
Total liabilities			52,682,000
Pre-Funded Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities			52,682,000
Private Placement Warrant [Member]
Liabilities:
Total liabilities			94,287,000
Private Placement Warrant [Member] | Level 3 [Member]
Liabilities:
Total liabilities		24,521,000
Fair Value, Recurring [Member] | Level 1 [Member]
Assets:
Marketable Securities	2,175,000	250,000
Total assets	3,302,000	250,000
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Level 1 [Member] | Fair Value Option [Member]
Assets:
Investment under the fair value option	1,127,000
Fair Value, Recurring [Member] | Level 2 [Member]
Assets:
Marketable Securities
Total assets
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Level 3 [Member]
Assets:
Marketable Securities
Total assets
Liabilities:
Total liabilities	124,387,000	24,521,000	165,619,000
Fair Value, Recurring [Member] | February 2026 Warrants [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | February 2026 Warrants [Member] | Level 2 [Member] | Fair Value Option [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | February 2026 Warrants [Member] | Level 3 [Member] | Fair Value Option [Member]
Liabilities:
Total liabilities	$ 124,387,000
Fair Value, Recurring [Member] | September 2025 Private Placement Warrant [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | September 2025 Private Placement Warrant [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | September 2025 Private Placement Warrant [Member] | Level 3 [Member]
Liabilities:
Total liabilities		24,521,000
Fair Value, Recurring [Member] | Embedded Derivative Liability [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Embedded Derivative Liability [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Embedded Derivative Liability [Member] | Level 3 [Member]
Liabilities:
Total liabilities			848,000
Fair Value, Recurring [Member] | June 2024 Warrants [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | June 2024 Warrants [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | June 2024 Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities			5,334,000
Fair Value, Recurring [Member] | November 2024 Warrant [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | November 2024 Warrant [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | November 2024 Warrant [Member] | Level 3 [Member]
Liabilities:
Total liabilities			12,468,000
Fair Value, Recurring [Member] | Pre-Funded Warrants [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Pre-Funded Warrants [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Pre-Funded Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities			52,682,000
Fair Value, Recurring [Member] | Private Placement Warrant [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Private Placement Warrant [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Private Placement Warrant [Member] | Level 3 [Member]
Liabilities:
Total liabilities		$ 24,521,000	$ 94,287,000